BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                         BMA VARIABLE ANNUITY ACCOUNT A

                        Supplement dated July 15, 2005 to
                         Prospectus dated April 29, 2005

On July 15, 2005, Business Men's Assurance Company of America ("BMA") substituted shares of the portfolios of Investors Mark Series Fund, Inc. ("Existing Funds") with shares of certain series of registered investment companies ("Replacement Funds"). The substitutions were as set forth below.

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                    EXISTING FUND                                         REPLACEMENT FUND
           Investors Mark Series Fund, Inc.
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
Intermediate Fixed Income Portfolio                     Investment Grade Bond Portfolio of Fidelity
                                                        Variable Insurance Products Fund II
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Global Fixed Income Portfolio                           Investment Grade Bond Portfolio of Fidelity
                                                        Variable Insurance Products Fund II
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Money Market Portfolio                                  Money Market Portfolio of Fidelity Variable
                                                        Insurance Products Fund
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Mid Cap Equity Portfolio                                Mid Cap Portfolio of Fidelity Variable Insurance
                                                        Products Fund III
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Small Cap Equity Portfolio                              Emerging Leaders Portfolio of Dreyfus Investment
                                                        Portfolios
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Large Cap Growth Portfolio                              T. Rowe Price Blue Chip Growth Portfolio of T. Rowe
                                                        Price Equity Series, Inc.
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Large Cap Value Portfolio                               Growth and Income Portfolio of Lord Abbett Series
                                                        Fund, Inc.
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Growth & Income Portfolio                               Growth and Income Portfolio of Lord Abbett Series
                                                        Fund, Inc.
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Balanced Portfolio                                      T. Rowe Price Personal Strategy Balanced Portfolio
                                                        of T. Rowe Price Equity Series, Inc.
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

For at least 30 days following the substitutions, you may transfer your contract value out of the variable investment option funded by a Replacement Fund as a result of the substitutions to another available variable investment option without any limitation or charge being imposed and without the transfer counting toward the number of free transfers permitted under your contract.

If you are currently participating in the Dollar Cost Averaging Option, Asset Rebalancing Option or an Asset Allocation Option that involves any of the Existing Funds, your transfers under these Options will now be made to the corresponding Replacement Fund shown above.

A complete list of all variable investment options that are available under your contract is set forth in your product prospectus. Should you have any questions, please feel free to call us at 1-800-423-9398.